Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 628,591	$ 679,777	$ 702,776
Cost of revenues		(157,763)	(121,627)	(112,033)
Gross profit		470,828	558,150	590,743
Operating expenses
Selling and marketing		(268,135)	(294,856)	(205,272)
General and administrative		(424,899)	(162,056)	(166,165)
Research and development		(84,474)	(73,717)	(81,220)
Total operating expenses		(777,508)	(530,629)	(452,657)
Income (loss) from operations		(306,680)	27,521	138,086
Other Income, net
Government subsidy		48,168	47,008	69,454
Other income (expense), net		(1,996)	(3,502)	(4,010)
Total Other income, net		46,172	43,506	65,444
Income (loss) before income taxes		(260,508)	71,027	203,530
Income tax (expense)/benefit		19,291	12,953	(11,068)
Net income (loss)		(241,217)	83,980	192,462
Foreign currency translation adjustments, net of nil tax		(9,961)	(83,556)	19,743
Total comprehensive income (loss)		$ (251,178)	$ 424	$ 212,205
*Weighted average number of ordinary shares used in per share (in Shares)	[1]	12,000,000	12,000,000	12,000,000
calculation:
Net income (loss) per ordinary share – Basic (in Dollars per share)		$ (0.02)	$ 0.007	$ 0.016

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.